CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES	6 Months Ended
Jun. 30, 2023
Changes In Accounting Policies And Disclosures
CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES

2.2	CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES

The accounting policies adopted in the preparation of the interim condensed consolidated financial information are consistent with those applied in the preparation of the Group’s annual consolidated financial statements for the year ended December 31, 2022, except for the adoption of the following new and revised IFRS for the first time for the current period’s financial information.

Amendments to IAS 1 and IFRS Practice Statement 2	Disclosure of Accounting Policies
Amendments to IAS 8	Definition of Accounting Estimates
Amendments to IAS 12	Deferred Tax related to Assets and Liabilities arising from a Single Transaction
Amendments to IAS 12	International Tax Reform – Pillar Two Model Rules

The nature and impact of the revised IFRSs that are applicable to the Group are described below:

(a)	Amendments to IAS 1 require entities to disclose their material accounting policy information rather than their significant accounting policies. Accounting policy information is material if, when considered together with other information included in an entity’s financial statements, it can reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements. Amendments to IFRS Practice Statement 2 provide non-mandatory guidance on how to apply the concept of materiality to accounting policy disclosures. The Group has applied the amendments since 1 January 2023. The amendments did not have any impact on the Group’s interim condensed consolidated financial information but are expected to affect the accounting policy disclosures in the Group’s annual consolidated financial statements.

(b)	Amendments to IAS 8 clarify the distinction between changes in accounting estimates and changes in accounting policies. Accounting estimates are defined as monetary amounts in financial statements that are subject to measurement uncertainty. The amendments also clarify how entities use measurement techniques and inputs to develop accounting estimates. The Group has applied the amendments to changes in accounting policies and changes in accounting estimates that occur on or after 1 January 2023. Since the Group’s policy of determining accounting estimates aligns with the amendments, the amendments did not have any impact on the financial position or performance of the Group.

(c)	Amendments to IAS 12 Deferred Tax related to Assets and Liabilities arising from a Single Transaction narrow the scope of the initial recognition exception in IAS 12 so that it no longer applies to transactions that give rise to equal taxable and deductible temporary differences, such as leases and decommissioning obligations. Therefore, entities are required to recognize a deferred tax asset (provided that sufficient taxable profit is available) and a deferred tax liability for temporary differences arising from these transactions. The Group did not apply the initial recognition exception and recognized a deferred tax asset and a deferred tax liability for temporary differences for transactions related to leases before the initial application of these amendments. The amendments don’t have any significant impact on the Group’s financial statements.

(d)	Amendments to IAS 12 International Tax Reform – Pillar Two Model Rules introduce a mandatory temporary exception from the recognition and disclosure of deferred taxes arising from the implementation of the Pillar Two model rules published by the Organisation for Economic Co-operation and Development. The amendments also introduce disclosure requirements for the affected entities to help users of the financial statements better understand the entities’ exposure to Pillar Two income taxes, including the disclosure of current tax related to Pillar Two income taxes separately in the periods when Pillar Two legislation is effective and the disclosure of known or reasonably estimable information of their exposure to Pillar Two income taxes in periods in which the legislation is enacted or substantively enacted but not yet in effect. Entities are required to disclose the information relating to their exposure to Pillar Two income taxes in annual periods beginning on or after 1 January 2023, but are not required to disclose such information for any interim periods ending on or before 31 December 2023. Since the Group did not fall within the scope of the Pillar Two model rules, the amendments did not have any impact to the Group.